Group structure (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Semantix Tecnologia da Informação S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary		Semantix Tecnologia da Informação S.A.
Place of Business/ Country of Incorporation		Brazil
Ownership held by Group	[1]	100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		Holding company and SaaS and PaaS provider
Semantix Participações S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary		Semantix Participações S.A.
Place of Business/ Country of Incorporation		Brazil
Ownership held by Group	[1]	100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		Managing share capital
Semantix Colombia S.A.S
Disclosure of subsidiaries [line items]
Name of subsidiary		Semantix Colombia S.A.S
Place of Business/ Country of Incorporation		Colombia
Ownership held by Group	[1]	99.90%	99.90%
Ownership held by NCI		0.10%	0.10%
Principal Activities		SaaS and PaaS provider
Semantix México, S. de RL de C.V.
Disclosure of subsidiaries [line items]
Name of subsidiary		Semantix México, S. de RL de C.V.
Place of Business/ Country of Incorporation		Mexico
Ownership held by Group	[1]	100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		SaaS and PaaS provider
Semantix Gestão Financeira Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary		Semantix Gestão Financeira Ltda.
Place of Business/ Country of Incorporation		Brazil
Ownership held by Group	[1]	100.00%	100.00%
Ownership held by NCI			0.00%
Principal Activities		SaaS and PaaS provider
Tradimus S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary		Tradimus S.A.
Place of Business/ Country of Incorporation		Brazil
Ownership held by Group	[1]	50.00%	50.00%
Ownership held by NCI		50.00%	50.00%
Principal Activities		SaaS and PaaS provider
Semantix Corp
Disclosure of subsidiaries [line items]
Name of subsidiary		Semantix Corp
Place of Business/ Country of Incorporation		United States
Ownership held by Group	[1]	100.00%	100.00%
Principal Activities		SaaS and PaaS provider
LinkAPI Tecnologia S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary		LinkAPI Tecnologia S.A.
Place of Business/ Country of Incorporation		Brazil
Ownership held by Group	[1]	100.00%	100.00%
Principal Activities		SaaS integration provider
Zetta Health Analytics SA
Disclosure of subsidiaries [line items]
Name of subsidiary		Zetta Health Analytics S.A.(iii)
Place of Business/ Country of Incorporation	[2]	Brazil
Ownership held by Group	[1],[2]	100.00%	0.00%
Principal Activities	[2]	SaaS and PaaS provider
Semantix AI Ltd.
Disclosure of subsidiaries [line items]
Name of holding company		Semantix AI Ltd.(ii)
Principal place of business of holding company	[3]	Cayman
Proportion of ownership interest by group	[3]	100.0	—
Ownership held by NCI	[3]	0.00%	0.00%
Principal Activities	[3]	Holding company

[1]	Represents the Group’s interest in total capital and voting capital of its subsidiaries.
[2]	New subsidiary acquired. See further details in Note 6 (i);.
[3]	New entity created after the corporate reorganization and prior to the transaction with Alpha. Refer to Note 6 (ii) below.